Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Numerator
Net income	$ 38,362	$ 36,878	$ 150,234	$ 101,937
Less: Earnings allocated to participating securities	3,798		14,878
Net income available to common stockholders	$ 34,564	36,878	$ 135,356	101,937
Denominator
Weighted average shares outstanding(1)	58,279,000		20,493,000
Basic EPS	$ 0.59		$ 6.6
Numerator
Net income available to common stockholders	$ 34,564	36,878	$ 135,356	101,937
Net income available to common stockholders for diluted EPS	$ 34,564	$ 36,878	$ 135,356	$ 101,937
Weighted average effect of dilutive securities:
Number of shares used for diluted EPS computation	58,279,000		20,493,000
Diluted EPS	$ 0.59		$ 6.6
Option outstanding			460,803